Investments in affiliates and joint ventures - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Accounts receivable	$ 83,811	$ 68,787
Mikisew North American Limited Partnership ("MNALP")
Variable Interest Entity [Line Items]
Accounts receivable	66,680	32,296
Equity Method Investee
Variable Interest Entity [Line Items]
Revenue earned	$ 666,069	$ 356,592